Commitments and Contingencies	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
8. Commitments and Contingencies

Regulatory Matters

Laws and regulations governing the Medicare and Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future government review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from the Medicare and Medicaid programs. The Company believes that it is in compliance with all applicable laws and regulations.

Legal

On May 16, 2014, two independent physician associations who compete with Company in the greater Los Angeles area, filed an action against the Company and two affiliates of the Company, Maverick Medical Group and ApolloMed Hospitalists, seeking compensatory and punitive damages. The Company is currently examining the merits of the claim, and it is too early to state whether the likelihood of an unfavorable outcome is probable or remote, or to estimate the potential loss if the outcome should be negative. The Company and its affiliates are preparing a defense to these allegations and the Company intends to vigorously defend the action.

In the ordinary course of the Company’s business, the Company becomes involved in pending and threatened legal actions and proceedings, most of which involve claims of medical malpractice related to medical services provided by the Company’s affiliated hospitalists. The Company may also become subject to other lawsuits which could involve significant claims and/or significant defense costs. The Company believes, based upon the Company’s review of pending actions and proceedings, that the outcome of such legal actions and proceedings will not have a material adverse effect on the Company’s business, financial condition, results of operations, or cash flows. The outcome of such actions and proceedings, however, cannot be predicted with certainty and an unfavorable resolution of one or more of them could have a material adverse effect on the Company’s business, financial condition, results of operations, or cash flows in a future period.

Liability Insurance

The Company believes that the Company’s insurance coverage is appropriate based upon the Company’s claims experience and the nature and risks of the Company’s business. In addition to the known incidents that have resulted in the assertion of claims, the Company cannot be certain that the Company’s insurance coverage will be adequate to cover liabilities arising out of claims asserted against the Company, the Company’s affiliated professional organizations or the Company’s affiliated hospitalists in the future where the outcomes of such claims are unfavorable. The Company believes that the ultimate resolution of all pending claims, including liabilities in excess of the Company’s insurance coverage, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows; however, there can be no assurance that future claims will not have such a material adverse effect on the Company’s business.

Although the Company currently maintains liability insurance policies on a claims-made basis, which are intended to cover malpractice liability and certain other claims, the coverage must be renewed annually, and may not continue to be available to the Company in future years at acceptable costs, and on favorable terms.

Employment Agreements

In connection with the 2014 NNA Financing, AMM, a subsidiary of the Company, entered into Employment Agreements with each of Warren Hosseinion, M.D., the Company’s Chief Executive Officer (the “Hosseinion Employment Agreement”) and Adrian Vazquez, M.D. (the “Vazquez Employment Agreement” and, together with the Hosseinion Employment Agreement, the “Employment Agreements”), pursuant to which Dr. Hosseinion and Dr. Vazquez have agreed to serve as senior executives of AMM. The Employment Agreements provide for (i) base salary of $200,000 per year, (ii) participation in any incentive compensation plans and stock plans t that are available to other similarly positioned employees of AMM, and (iii) reimbursement of expenses incurred on behalf of AMM.

Also on March 28, 2014, AMH entered into Hospitalist Participation Service Agreements with each of Dr. Hosseinion (the “Hosseinion Hospitalist Participation Agreement”) and Dr. Vazquez (the “Vazquez Hospitalist Participation Agreement” and, together with the Hosseinion Hospitalist Participation Agreement, the “Hospitalist Participation Agreements”), pursuant to which Dr. Hosseinion and Dr. Vazquez provide physician services for AH. The Hospitalist Participation Agreements provide for (i) base salary of $195,000 per year, (ii) a $55,000 annual car and communications allowance, and (iii) reimbursement of reasonable business expenses. The Hospitalist Participation Agreements replaced, and thereby terminated, prior hospitalist participation service agreements between AH and each of Dr. Hosseinion and Dr. Vazquez.

As a condition of the Company causing its affiliates to enter into the Hospitalist Participation Service Agreements and the Employment Agreements, on March 28, 2014, the Company entered into Stock Option Agreements with each of Dr. Hosseinion (the “Hosseinion Stock Option Agreement”) and Dr. Vazquez (the “Vazquez Stock Option Agreement” and, together with the Hosseinion Stock Option Agreement, the “Stock Option Agreements”). The Stock Option Agreements provide that each of Dr. Hosseinion and Dr. Vazquez grant the Company the option to purchase (at fair market value) all equity interests in the Company held by Dr. Hosseinion or Dr. Vazquez, as applicable, in the event that (i) either the applicable Hospitalist Participation Service Agreement or the applicable Employment Agreement is terminated by the Company for cause due to a willful or intentional breach by Dr. Hosseinion or Dr. Vazquez, as applicable, (ii) Dr. Hosseinion or Dr. Vazquez, as applicable, commits fraud or any felony against the Company or any of its affiliates, (iii) Dr. Hosseinion or Dr. Vazquez, as applicable, directly or indirectly solicits any patients, customers, clients, employees, agents or independent contractors of the Company or any of its affiliates for competitive purposes or (iv) Dr. Hosseinion or Dr. Vazquez, as applicable, directly or indirectly Competes (as such term is defined in the Stock Option Agreements) with the Company or any of its affiliates.

10. Commitments and Contingencies

Lease Agreements

The Company’s corporate headquarters is located at 700 North Brand Boulevard, Suite 220, Glendale, California 91203. The Company leases its corporate headquarters from EOP-700 North Brand, L.L.C., a Delaware limited liability company (“Landlord”). On October 14, 2014, the lease was amended by a Second Amendment. The Second Amendment relocates the leased premises from Suite No. 220 to Suite Nos. 1400, 1425 and 1450, which collectively include 16,484 rentable square feet (the “Headquarters”). The Headquarters are expected to be improved with an allowance of up to $659,360, provided by the Landlord, for construction and installation of equipment for the Headquarters. Before the improved Headquarters are available, the Company will also use Suite No. 240 on a temporary basis. The Second Amendment also extends the term of the lease to be for approximately six years after the Company begins operations in the Headquarters and increases the Company’s initial security deposit. The Second Amendment sets the Headquarters base rent at $37,913.20 per month for the first year and schedules annual increases in base rent each year until the final rental year, which is capped  at $43,957.33 per month. However, the base rent will be abated by up to $228,049.27 subject to other terms of the lease.

AMM leases the first and second floors of a building in Los Angeles, California from Numen pursuant to a Lease dated July 22, 2014. AMM and Numen entered into the SCHC Lease, AMM leases the SCHC Premises, which consists of 8,766 rentable square feet, for a term of ten years, subject to a downward adjustment to seven years upon the occurrence of certain events during the first five years of the term. The base rent for the SCHC Lease is $32,872.50 per month, which is adjusted each year based upon the percentage change in the Consumer Price Index for the Los Angeles/Orange/Riverside regions.

Regulatory Matters

Laws and regulations governing the Medicare and Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future government review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from the Medicare and Medicaid programs. The Company believes that it is in compliance with all applicable laws and regulations.

Legal

On May 16, 2014, Lakeside Medical Group, Inc. and Regal Medical Group, Inc., two independent physician associations who compete with the Company in the greater Los Angeles area, filed an action against the Company and two affiliates of the Company, Maverick Medical Group, Inc. and ApolloMed Hospitalists, a Medical Corporation, in Los Angeles County Superior Court. The complaint alleged that the Company and its two affiliates made misrepresentations and engaged in other acts in order to improperly solicit physicians and patient-enrollees from Plaintiffs. The Complaint sought compensatory and punitive damages. On June 30, 2014, the Company and its affiliates filed a motion requesting the Court to stay the court proceeding and order the parties to arbitrate this dispute subject to existing arbitration agreements. On August 11, 2014, the Plaintiffs filed a request for dismissal without prejudice of the action. On August 12, 2014, the Plaintiffs served the Company and its affiliates with Demands for Arbitration before Judicial Arbitration Mediation Services in Los Angeles. The Company is currently examining the merits of the claims to be arbitrated, and it is too early to state whether the likelihood of an unfavorable outcome is probable or remote, or to estimate the potential loss if the outcome should be negative. The Company is aware that punitive damages previously sought in the court proceeding are not available in arbitration. The Company and its affiliates are preparing a defense to the allegations and the Company intends to vigorously defend the action.

On August 28, 2014, Lakeside Medical Group, Inc. and Regal Medical Group, Inc., filed a similar lawsuit against Warren Hosseinion, the Chief Executive Officer of the Company. Dr. Hosseinion is defending the action and is currently being indemnified by the Company subject to the terms of an indemnification agreement and the Company’s charter. On September 9, 2014, Dr. Hosseinion filed a motion requesting the Court to stay the court proceeding and, pursuant to existing arbitration agreements, order the parties to arbitrate the dispute as part of the pending arbitration proceedings before JAMS (as discussed above). On October 29, 2014, the Plaintiffs filed a request for dismissal without prejudice of the action. On November 13, 2014, Plaintiffs served Dr. Hosseinion with Demands for Arbitration before Judicial Arbitration Mediation Services in Los Angeles, and on November 19, 2014, the parties agreed to consolidate the two proceedings against Dr. Hosseinion with the two existing proceedings against the Company and its affiliates. The Company is currently examining the merits of the claims to be arbitrated, and it is too early to state whether the likelihood of an unfavorable outcome is probable or remote, or to estimate the potential loss if the outcome should be negative. The Company is aware that punitive damages previously sought in the court proceeding are not available in arbitration.

In the ordinary course of the Company’s business, the Company becomes involved in pending and threatened legal actions and proceedings, most of which involve claims of medical malpractice related to medical services provided by the Company’s affiliated hospitalists. The Company may also become subject to other lawsuits which could involve significant claims and/or significant defense costs. The Company believes, based upon the Company’s review of pending actions and proceedings, that the outcome of such legal actions and proceedings will not have a material adverse effect on the Company’s business, financial condition, results of operations, or cash flows. The outcome of such actions and proceedings, however, cannot be predicted with certainty and an unfavorable resolution of one or more of them could have a material adverse effect on the Company’s business, financial condition, results of operations, or cash flows in a future period.

Liability Insurance

The Company believes that the Company’s insurance coverage is appropriate based upon the Company’s claims experience and the nature and risks of the Company’s business. In addition to the known incidents that have resulted in the assertion of claims, the Company cannot be certain that the Company’s insurance coverage will be adequate to cover liabilities arising out of claims asserted against the Company, the Company’s affiliated professional organizations or the Company’s affiliated hospitalists in the future where the outcomes of such claims are unfavorable. The Company believes that the ultimate resolution of all pending claims, including liabilities in excess of the Company’s insurance coverage, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows; however, there can be no assurance that future claims will not have such a material adverse effect on the Company’s business.

Although the Company currently maintains liability insurance policies on a claims-made basis, which are intended to cover malpractice liability and certain other claims, the coverage must be renewed annually, and may not continue to be available to the Company in future years at acceptable costs, and on favorable terms.

9. Commitments and Contingencies

Lease commitments
The Company leases its office facilities under non-cancelable operating leases, certain of which contain renewal options. Future minimum rental payments required under the operating leases are as follows:

Year ending January 31,

2015	$144,416
2016	121,546
2017	124,294
2018	30,000
2019	-
$420,256

Rent expense recorded for years ended January 31 was as follows:

	2014	2013

Rent expense	$210,302	$97,402

Consulting and employment agreements
On August 16, 2012, the Company entered into a consulting agreement with Kaneohe Advisors LLC, an entity wholly-owned and controlled by Mr. Kyle Francis, to serve as the Company’s Executive Vice President, Business Development and Chief Financial Officer. The term of the agreement is a month-to-month basis, and provided for Mr. Francis to receive $11,900 per month and the right to purchase 70,000 shares of the Company’s common stock at $0.01, and can be terminated by either party at any time.

On March 1, 2013, the Company entered into a direct employment agreement with Mr. Francis, which provides for salary of $225,000 per annum, reimbursement of up to $1,200 per month in health insurance expenses, additional performance-based stock and cash compensation to be determined by the Company’s Board of Directors, and participation in employee benefits offered to other employees of the Company. If Mr. Francis is terminated for any reason other than gross negligence or misconduct prior to the first anniversary date of employment, Mr. Francis will be entitled to the remaining unpaid portion of his annual salary and health insurance expense reimbursement.

On October 8, 2012, the Company entered into a consulting agreement with Mr. Mark Meyers to perform services as the Company’s Chief of Strategy and Business Development, in which Mr. Meyers will receive $10,000 per month, the right to receive options to acquire 5,000 shares per month of the Company’s common stock with an exercise price of $2.10 per share, and be eligible for performance-based compensation as determined by the Company’s Board of Directors. Mr. Meyers has the option to convert all or a portion of the cash compensation to equity at a conversion price equal to a discount of 30% from the trailing 90 day average of the closing price of the Company’s common stock. The agreement is terminable by either party without cause upon providing 90 days’ notice.

On November 18, 2013, the Company entered into a Consulting and Representation Agreement (the “Consulting Agreement”) with Augusta Advisors, Inc. (the “Consultant”), which is effective from October 1, 2013, supersedes the prior agreement with the Consultant, and terminates on December 31, 2014. Under the Consulting Agreement, the Consultant is paid $15,000 per month and $2,000 per month for expenses. The Consultant provides business and strategic services and makes Gary Augusta available as the Company’s Executive Chairman of the Board of Directors. Mr. Augusta is an existing director of the Company and subject to a Board of Directors Agreement with the Company dated March 7, 2012.

Regulatory Matters
Laws and regulations governing the Medicare and Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future government review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from the Medicare and Medicaid programs. We believe that we are in compliance with all applicable laws and regulations.

Legal
In the ordinary course of our business, we become involved in pending and threatened legal actions and proceedings, most of which involve claims of medical malpractice related to medical services provided by our affiliated hospitalists. We may also become subject to other lawsuits which could involve significant claims and/or significant defense costs. We believe, based upon our review of pending actions and proceedings, that the outcome of such legal actions and proceedings will not have a material adverse effect on our business, financial condition, results of operations, or cash flows. The outcome of such actions and proceedings, however, cannot be predicted with certainty and an unfavorable resolution of one or more of them could have a material adverse effect on our business, financial condition, results of operations, or cash flows in a future period.

Liability Insurance
We believe that our insurance coverage is appropriate based upon our claims experience and the nature and risks of our business. In addition to the known incidents that have resulted in the assertion of claims, we cannot be certain that our insurance coverage will be adequate to cover liabilities arising out of claims asserted against us, our affiliated professional organizations or our affiliated hospitalists in the future where the outcomes of such claims are unfavorable. We believe that the ultimate resolution of all pending claims, including liabilities in excess of our insurance coverage, will not have a material adverse effect on our financial position, results of operations or cash flows; however, there can be no assurance that future claims will not have such a material adverse effect on our business.

Although we currently maintain liability insurance policies on a claims-made basis, which are intended to cover malpractice liability and certain other claims, the coverage must be renewed annually, and may not continue to be available to us in future years at acceptable costs, and on favorable terms.